SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION.
Schedule of assumptions

Year ended,
December 31, 2018
RMB
Average risk-free rate of interest	3.18%
Estimated volatility rate	51.32%-53.49%
Dividend yield	0.00%
Time to maturity	10 years
Exercise price	USD 0.00001

Summary of option activity

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contract Life	Intrinsic Value
		USD	Years	RMB
Options outstanding at January 1, 2020	18,032,970	0.00001	6.91	613,301
Options granted in 2020	3,514	0.00001	8.79	135
Options forfeited in 2020	(145,759)	0.00001	5.83	—
Options exercised in 2020	(10,279,338)	0.00001	5.75	(395,343)
Options outstanding at December 31, 2020	7,611,387	0.00001	6.20	292,734
Options exercisable at December 31, 2020	3,639,244	0.00001	5.99	139,965
Options vested or expected to be vested at December 31, 2020	7,611,387	0.00001	6.20	292,734

Summary of the restricted shares

		Weighted-Average
	Number of	Grant-Date
	Restricted Shares	Fair Value
Outstanding at January 1, 2020	1,266,825	30.18
Granted	15,959,139	40.31
Forfeited	(150,502)	30.63
Vested	(753,642)	30.43
Outstanding at December 31, 2020	16,321,820	40.07

Schedule of compensation costs

	Year ended,	Year ended,
	December 31, 2019	December 31, 2020
	RMB	RMB
Facilitation, origination and servicing expenses	55,601	72,192
Sales and marketing expenses	6,805	8,164
General and administrative expenses	188,022	220,805
Total	250,428	301,161